Expense Example - Macquarie Tax-Free USA Short Term ETF - Class - Macquarie Tax-Free USA Short Term ETF	Mar. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368